VictoryShares US Multi-Factor Minimum Volatility ETF Average Annual Total Returns	12 Months Ended	18 Months Ended	39 Months Ended	60 Months Ended	102 Months Ended		104 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	17.13%	24.11%	14.42%	14.76%		14.97%	14.82%
Nasdaq Victory US Multi-Factor Minimum Volatility Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	16.82%			12.40%	12.21%
VictoryShares US Multi-Factor Minimum Volatility ETF
Prospectus [Line Items]
Average Annual Return, Percent	16.70%			12.03%	11.84%	[1]
VictoryShares US Multi-Factor Minimum Volatility ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	16.30%			11.60%	11.31%	[1]
VictoryShares US Multi-Factor Minimum Volatility ETF | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	10.13%			9.52%	9.59%	[1]

[1]	Inception date is June 22, 2017.